Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax expense	$ 4	$ 0	$ 9	$ 0